UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

                   ANNUAL REPORT OF PROXY VOTING RECORD OF
		  REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003 - June 30, 2004

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ITEM 1. PROXY VOTING RECORD
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a. MICROSOFT CORPORATION
b. Ticker: MSFT			c. CUSIP:
d. Meeting Date:

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security	     Cast	   Against
				   Holder			   Management
1. Election of Directors
	William H. Gates III	   Issuer	     For	   With
	Steven A. Ballmer	   Issuer	     For	   With
	James I. Cash Jr.	   Issuer	     For	   With
	Raymond V. Gilmartin	   Issuer	     For	   With
	Ann McLaughlin
		Korologos	   Issuer	     For	   With
	David F. Marquardt	   Issuer	     For	   With
	Charles H. Noski	   Issuer	     For	   With
	Helmut Panke		   Issuer	     For	   With
	Wm. G. Reed Jr.		   Issuer	     For	   With
	Jon A. Shirley		   Issuer	     For	   With
2. Adoption of the Amendments
   to the 2001 Stock Plan 	   Issuer	     For	   With
3. Adoption of the Amendments
   to the 1999 Stock Option
   Plan for Non-Employee Directors Issuer	     For	   With
4. Shareholder Proposal		   Security Holder   Against	   With
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a. BARRICK GOLD CORPORATION
b. Ticker: ABX			c. CUSIP:
d. Meeting Date:APR 22, 2004

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security 	     Cast	   Against
				   Holder			   Management

1.Elect Directors		   Issuer	     For	   With
2.Appoint Auditors/Fix
  Renumberation			   Issuer	     For	   With
3.Resolution approving
  Stock Option Plan		   Issuer	     For	   With
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a. FIRST INDUSTRIAL REALTY TRUST, INC.
b. Ticker: FR			c. CUSIP: 32054K103
d. Meeting Date: MAY 12, 2004

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security 	     Cast	   Against
				   Holder			   Management

1. Election of 2 Class I Directors
	Jay H. Shidler		    Issuer	     For	    With
	J. Steven Wilson	    Issuer	     For	    With
2. Ratification of auditors	    Issuer	     For	    With
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a. FREEPORT-MCMORAN COPPER & GOLD INC.
b. Ticker: FCX			c.  CUSIP: 35671D857
d. Meeting Date: MAY 6, 2004

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security 	     Cast	   Against
				   Holder			   Management
1. Election of five directors
	Mr. Allison		   Issuer	   For		   With
	Mr. Clifford		   Issuer	   For		   With
	Mr. Moffett		   Issuer	   For		   With
	Mr. Rankin		   Issuer	   For		   With
	Mr. Wharton		   Issuer	   For		   With
2. Ratification of auditors	   Issuer	   For		   With
3. Approval of the proposed
   2004 Director Compensation
   Plan.			   Issuer	   For		   With
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a. LIBERTY PROPERTY TRUST
b. Ticker: LRY			c. CUSIP:  531172104
d. Meeting Date: MAY 5, 2004

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security 	     Cast	   Against
				   Holder			   Management
1. Election of two Class I
   trustees until 2007
	M. Leanne Lachman	   Issuer	   For		   With
	J. Anthony Hayden	   Issuer	   For		   With
2. Approval of proposal to
   amend the Declaration of
   Trust of the Trust to
   amend and restate in its
   entirety Article VII of
   the Declaration of Trust.	   Issuer	   For		   With
3. Approval of proposal to
   amend the Declaration of
   Trust to amend Sections
   6.2, 6.3 and 10.1(d) of
   the Declaration of Trust.	   Issuer	   For		   With
4. Approval of proposal to
   amend the Trust's Amended
   and Restated Shares
   Incentive Plan, including
   an amendment to increase
   the number of shares
   available for awards there-
   under by 1,500,000 shares
   to 11,426,256.		   Issuer	   For		   With
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a. MACERICH COMPANY (THE)
b. Ticker: MAC			c. CUSIP: 554382101
d. Meeting Date: MAY 28, 2004

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security 	     Cast	   Against
				   Holder			   Management
1. Election of Directors
	Edward C. Coppola	   Issuer	    For		   With
	Fred S. Hubbell		   Issuer	    For 	   With
	Diana M. Laing	 	   Issuer	    For		   With
	Dr. William P Sexton	   Issuer	    For		   With
2. Ratification of auditors	   Issuer	    For		   With
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a. MERCK & CO, INC.
b. Ticker: MRK			C. CUSIP:
d. Meeting Date: APR 27, 2004

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security 	     Cast	   Against
				   Holder			   Management
1. Election of Directors
	Peter C. Wendell	   Issuer	    For		   With
	William G. Bowen	   Issuer	    For		   With
	William M. Daley	   Issuer	    For		   With
	Thomas E. Shenk		   Issuer	    For 	   With
	Wendell P. Weeks	   Issuer	    For		   With
2. Ratification of auditors	   Issuer	    For		   With
3. Proposal to amend the
   Restated Certificate of
   Incorporation to declassify
   the Board of Directors.	   Issuer	    For		   With
4. Stockholder Proposal Concerning
   Management Compensation.	   Security Holder  Against        With
5. Stockholder Proposal Concerning
   Prescription Drug Patents	   Security Holder  Against	   With
6. Stockholder Proposal Concerning
   Ethical and Social Performance
   of the Company.		   Security Holder  Against	   With
7. Stockholder Proposal Concerning
   Use of Shareholder Resources
   for Political Purposes.	   Security Holder  Against	   With
8. Stockholder Proposal Concerning
   a Report Related to Global
   HIV/AIDS Pandemic		   Security Holder  Against        With
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a. NEWMONT MINING CORPORATION
b. Ticker: NEM			c. CUSIP: 651639106
d. Meeting Date: APR 28, 2004

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security 	     Cast	   Against
				   Holder			   Management
1. Election of Directors
	G.A.Barton		   Issuer	    For		   With
	V.A.Calarco		   Issuer	    For		   With
	M.S.Hamson		   Issuer	    For		   With
	L.I.Higdon, Jr.		   Issuer	    For		   With
	P.Lassonde		   Issuer	    For		   With
	R.J.Miller		   Issuer	    For		   With
	W.W.Murdy		   Issuer	    For		   With
	R.A.Plumbridge		   Issuer	    For		   With
	J.B.Prescott		   Issuer	    For		   With
	M.K.Reilly		   Issuer	    For		   With
	S.Schulich		   Issuer	    For		   With
	J.V.Taranik		   Issuer	    For		   With
2. Ratify auditors		   Issuer	    For		   With
3. Stockholder Proposal 	   Security Holder  Abstain	    -
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a. ROUSE COMPANY (THE)
b. Ticker: RSE			c. CUSIP: 779273101
d. Meeting Date: MAY 6, 2004

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security 	     Cast	   Against
				   Holder			   Management
1. Election of Directors
	Jeremiah E. Casey	   Issuer	    For		   With
	Roger W. Schipke	   Issuer	    For		   With
2. Proposal by the Board of
   Directors to Amend the
   Charter of The Rouse
   Company to increase the
   total number of authorized
   shares of Common Stock of
   The Rouse Company.		   Issuer	    For		   With
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a. SIMON PROPERTY GROUP, INC.
b. Ticker: SGP			c. CUSIP: 828806109
d. Meeting Date: MAY 5, 2004

e. Proposal			f. Issuer/	g/h. Vote	i. With/
				   Security 	     Cast	   Against
				   Holder			   Management

1. Election of Directors
	Birch Bayh		   Issuer	   For		   With
	Melvyn E. Berstein	   Issuer	   For		   With
	Linda Walker Bynoe	   Issuer	   For		   With
	Karen N. Horn		   Issuer	   For		   With
	G. William Miller	   Issuer	   For		   With
	J. Albert Smith, Jr.	   Issuer	   For		   With
	Pieter S. van den Berg	   Issuer	   For		   With
2. Ratification of auditors	   Issuer	   For		   With
3. Stockholder proposal		   Security Holder Against	   With
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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED
By /s/Scott Burns
Scott Burns
Chief Financial Officer
August